Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 69,133	$ 80,383
Allowance for doubtful accounts:
Balance at the beginning of year	(2,414)	(2,677)
Additional provision for bad debt	(683)	(35)
Reversal of provision	1,822	11
Cash collection	101	287
Balance at the end of year	(1,174)	(2,414)
Net Book Value	$ 67,959	$ 77,969